The Company	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 1. The Company

The Company and Nature of Business

Cimarron Software, Inc., (the Company) was incorporated under the laws of the State of Utah on February 9, 1995, and is primarily a consultant, solution provider, developer and distributor of customized computer software for use in medical research.

Basis of Presentation

These financial statements have been prepared to reflect the financial position, results of operations and cash flows of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).